Schedule of Investments (unaudited) September 30, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.0%
AGL Energy Ltd.	35,065	$240,869
Aristocrat Leisure Ltd.	94,989	2,481,724
BHP Group Ltd., Class DI	98,878	2,777,563
Brambles Ltd.	110,740	1,017,316
Cochlear Ltd.	4,304	704,923
Commonwealth Bank of Australia	4,428	282,843
CSL Ltd.	8,808	1,418,995
Flight Centre Travel Group Ltd.	34,853	431,488
Glencore PLC	57,678	328,448
Macquarie Group Ltd.	16,537	1,770,915
Qantas Airways Ltd.(a)	122,308	404,899
Rio Tinto Ltd.	1,490	107,470
Rio Tinto PLC	23,888	1,499,986
Sonic Healthcare Ltd.	21,316	407,028
Telstra Group Ltd.	13,682	33,803
Transurban Group	48,038	390,340
Woodside Energy Group Ltd.	6,133	142,599
Woolworths Group Ltd.	9,680	231,751
Worley Ltd.	40,610	450,888

		15,123,848

Austria — 0.2%
ams-OSRAM AG(a)	54,691	255,890
BAWAG Group AG(b)	5,518	252,206
Erste Group Bank AG	1,176	40,615
Verbund AG	500	40,676

		589,387

Belgium — 0.9%
Anheuser-Busch InBev SA	888	49,227
Sofina SA	934	188,775
Solvay SA	17,702	1,956,235

		2,194,237

China — 0.0%
Budweiser Brewing Co. APAC Ltd.(b)	5,800	11,398

Denmark — 3.1%
AP Moller - Maersk A/S, Class B	14	25,185
DSV A/S	4,651	866,671
Genmab A/S(a)	1,463	517,976
Novo Nordisk A/S, Class B	70,344	6,404,904
Pandora A/S	697	71,924

		7,886,660

Finland — 0.0%
Kone OYJ, Class B	541	22,798

France — 9.7%
Air Liquide SA	1,802	303,514
AXA SA	10,664	316,389
Carrefour SA	84,474	1,450,849
Cie de Saint-Gobain	382	22,863
Credit Agricole SA	57,339	704,972
Dassault Aviation SA	4,454	838,911
Dassault Systemes SE	49,434	1,836,098
Engie SA	96,961	1,487,009
Forvia SE(a)	3,887	79,969
Getlink SE	11,804	188,178
Hermes International	1,649	3,005,842
L’Oreal SA	5,053	2,094,024
LVMH Moet Hennessy Louis Vuitton SE	4,526	3,416,362
Pernod Ricard SA	3,612	601,361

Security	Shares	Value

France (continued)
Safran SA	1,816	$284,584
Sanofi	18,256	1,960,243
Schneider Electric SE	17,123	2,821,735
Thales SA	2,446	343,768
TotalEnergies SE	6,382	419,612
Ubisoft Entertainment SA(a)(c)	25,266	818,791
Valeo	4,076	69,944
Vallourec SA(a)	10,775	131,141
Veolia Environnement SA	43,635	1,261,320
Wendel SE	486	38,416

		24,495,895

Germany — 9.4%
BASF SE	23,385	1,058,521
Bayer AG, Registered Shares	6,266	300,921
Bayerische Motoren Werke AG	15,504	1,574,696
Covestro AG(a)(b)	17,119	920,573
Delivery Hero SE(a)(b)	1,990	56,821
Deutsche Bank AG, Registered Shares	76,267	838,195
Deutsche Post AG, Registered Shares	11,053	448,481
Deutsche Telekom AG, Registered Shares	103,959	2,180,726
E.ON SE	62,202	735,601
GEA Group AG	8,400	309,577
Infineon Technologies AG	78,524	2,600,773
Jenoptik AG	2	51
KION Group AG	1,576	60,281
Mercedes-Benz Group AG, Registered Shares	46,195	3,215,021
Nemetschek SE	4,410	268,386
SAP SE	35,133	4,547,687
Scout24 SE(b)	10,678	740,397
Siemens AG, Registered Shares	20,071	2,868,319
TeamViewer SE(a)(b)	34,448	578,986
Volkswagen AG	572	75,119
Zalando SE(a)(b)	25,021	555,925

		23,935,057

Hong Kong — 2.4%
AIA Group Ltd.	479,400	3,876,976
CK Asset Holdings Ltd.	53,000	278,387
CK Hutchison Holdings Ltd.	8,500	45,127
Galaxy Entertainment Group Ltd.(c)	41,000	245,329
Jardine Matheson Holdings Ltd.	18,200	843,415
New World Development Co. Ltd.(c)	276,000	535,135
Sino Land Co. Ltd.	16,000	17,994
Sun Hung Kai Properties Ltd.(c)	17,000	181,389

		6,023,752

Ireland — 0.6%
Experian PLC	49,265	1,611,338

Israel — 0.3%
Bank Hapoalim BM	15,390	137,119
Bank Leumi Le-Israel BM	1,988	16,472
Isracard Ltd.	1,272	5,257
Nice Ltd.(a)	923	157,426
Teva Pharmaceutical Industries Ltd.(a)	38,068	388,232

		704,506

Italy — 3.1%
Assicurazioni Generali SpA	17,099	349,031
Enel SpA	493,479	3,026,379
Ferrari NV	3,803	1,121,069
Intesa Sanpaolo SpA	270,148	691,908
Leonardo SpA	31,970	460,492
Mediobanca Banca di Credito Finanziario SpA(c)	38,659	509,684

1

Schedule of Investments (unaudited) (continued) September 30, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
MFE-MediaForEurope NV, Class A	40	$17
Moncler SpA	1,604	92,960
Poste Italiane SpA(b)	33,619	353,043
Recordati Industria Chimica e Farmaceutica SpA	6,669	314,279
Saipem SpA(a)	24,127	36,702
Snam SpA	58,667	275,281
UniCredit SpA	30,537	727,586

		7,958,431

Japan — 24.0%
ANA Holdings, Inc.(a)	30,700	642,798
Astellas Pharma, Inc.	172,400	2,386,295
Central Japan Railway Co.	53,000	1,288,853
Concordia Financial Group Ltd.	10,900	49,655
Dai-ichi Life Holdings, Inc.	15,700	324,116
Daito Trust Construction Co. Ltd.	1,800	189,601
Daiwa Securities Group, Inc.	2,900	16,723
Denso Corp.	46,800	750,947
DMG Mori Co. Ltd.	44,200	750,118
Fast Retailing Co. Ltd.	12,600	2,744,472
FUJIFILM Holdings Corp.	7,500	433,879
GMO Payment Gateway, Inc.	500	27,282
Hitachi Ltd.	47,000	2,912,944
Honda Motor Co. Ltd.	68,700	772,854
Hoya Corp.	600	61,451
Hulic Co. Ltd.	18,000	161,403
ITOCHU Corp.	12,300	444,201
J Front Retailing Co. Ltd.	33,100	338,730
Japan Airlines Co. Ltd.	500	9,715
Japan Airport Terminal Co. Ltd.	2,000	84,729
Japan Exchange Group, Inc.	7,700	142,652
Japan Post Bank Co. Ltd.	24,600	214,065
Japan Post Holdings Co. Ltd.	51,300	410,407
Japan Tobacco, Inc.	76,300	1,755,513
JGC Holdings Corp.	2,500	34,736
Kakaku.com, Inc.	38,400	388,862
Kansai Paint Co. Ltd.	3,100	44,315
Kao Corp.	3,700	137,141
KDDI Corp.	27,700	847,910
Keisei Electric Railway Co. Ltd.	500	17,319
Kirin Holdings Co. Ltd.	5,300	74,202
Kobayashi Pharmaceutical Co. Ltd., Series R186	5,200	231,925
Kyowa Kirin Co. Ltd.	15,100	262,542
Lawson, Inc.	15,600	717,175
Marui Group Co. Ltd.(c)	20,600	334,664
Mitsubishi Chemical Group Corp.	104,200	656,467
Mitsubishi Corp.	64,700	3,082,976
Mitsubishi Electric Corp.(c)	11,800	145,783
Mitsubishi Estate Co. Ltd.	22,500	293,535
Mitsubishi HC Capital, Inc.(c)	13,600	90,618
Mitsubishi UFJ Financial Group, Inc.	406,900	3,448,134
Mitsui & Co. Ltd.	13,400	486,017
Mitsui Fudosan Co. Ltd.	64,300	1,416,143
Mizuho Financial Group, Inc.	38,600	655,349
MS&AD Insurance Group Holdings, Inc.(c)	43,900	1,606,490
Murata Manufacturing Co. Ltd.(c)	14,700	268,160
Nexon Co. Ltd.	12,600	225,145
Nidec Corp.	27,300	1,260,535
Nikon Corp.	22,400	235,914
Nintendo Co. Ltd.	25,600	1,063,755
Nippon Express Holdings, Inc.	5,500	286,989
Nippon Telegraph & Telephone Corp.	2,523,400	2,986,784

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	178,500	$787,764
Nisshin Seifun Group, Inc.	2,600	33,133
Nomura Holdings, Inc.	13,100	52,458
NSK Ltd.	5,700	32,050
Obic Co. Ltd.	2,000	303,041
Olympus Corp.	10,700	138,923
Omron Corp.	11,700	520,667
Ono Pharmaceutical Co. Ltd.	28,000	536,994
Oracle Corp.	2,500	185,188
Oriental Land Co. Ltd.	12,700	416,657
ORIX Corp.	38,400	717,020
Otsuka Holdings Co. Ltd.	13,000	461,566
Pan Pacific International Holdings Corp.	2,800	58,763
Panasonic Holdings Corp.	108,500	1,224,723
Rakuten Group, Inc.	43,000	176,678
Recruit Holdings Co. Ltd.	91,300	2,793,325
Renesas Electronics Corp.(a)	13,800	210,794
Resona Holdings, Inc.	56,900	314,610
Sega Sammy Holdings, Inc.	55,000	1,014,335
Sekisui House Ltd.	26,000	517,437
Seven & i Holdings Co. Ltd.	1,100	43,065
Sharp Corp.(a)	5,400	33,619
Shimadzu Corp.(c)	800	21,220
Shionogi & Co. Ltd.	27,500	1,226,622
Shiseido Co. Ltd.	11,700	410,016
Skylark Holdings Co. Ltd.(a)	22,400	306,414
SoftBank Corp.	47,900	542,146
SoftBank Group Corp.(c)	17,300	728,771
Sompo Holdings, Inc.	5,000	214,284
Sumitomo Mitsui Financial Group, Inc.	10,800	530,561
Sumitomo Mitsui Trust Holdings, Inc.(c)	3,600	135,529
Sumitomo Realty & Development Co. Ltd.	4,700	122,019
T&D Holdings, Inc.	8,600	141,427
TDK Corp.	2,700	99,820
Terumo Corp.	7,600	201,178
Toho Co. Ltd.	9,400	320,687
Tokio Marine Holdings, Inc.	83,100	1,924,071
Tokyo Electron Ltd.	12,600	1,721,062
Tokyo Tatemono Co. Ltd.	2,800	38,713
Toyota Motor Corp.(c)	176,300	3,162,879
ZOZO, Inc.	6,100	111,698

		60,744,915

Luxembourg — 1.1%
ArcelorMittal SA(a)	99,690	2,495,844
SES SA	5	33
Tenaris SA	16,577	261,849

		2,757,726

Macau — 0.0%
Sands China Ltd.(a)	7,200	21,895

Netherlands — 3.7%
Adyen NV(a)(b)	187	138,648
Argenx SE(a)	697	340,712
ASML Holding NV(a)	3,435	2,022,356
Ferrovial SE	919	28,082
ING Groep NV, Series N	184,310	2,429,218
Just Eat Takeaway.com NV(a)(b)	16,748	207,064
Prosus NV(a)	1,263	37,216
Signify NV(b)	20,551	551,439

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Stellantis NV	45,800	$876,998
Wolters Kluwer NV	22,660	2,743,569

		9,375,302

New Zealand — 0.2%
Xero Ltd.(a)	7,018	504,719

Norway — 1.9%
Aker BP ASA	16,603	458,443
Aker Carbon Capture ASA(a)	9	9
Aker Horizons ASA(a)	1	—
Aker Solutions ASA	13	52
DNB Bank ASA	61,219	1,229,998
Equinor ASA	90,338	2,960,560
Gjensidige Forsikring ASA	4,441	65,165
Kongsberg Gruppen ASA	2,077	85,601
Norsk Hydro ASA	7,535	47,153

		4,846,981

Portugal — 0.0%
Galp Energia SGPS SA	913	13,524

Singapore — 0.8%
Capitaland Investment Ltd.	5,200	11,750
DBS Group Holdings Ltd.	2,000	49,119
Jardine Cycle & Carriage Ltd.(c)	34,500	804,339
Singapore Airlines Ltd.(c)	237,400	1,119,866
Singapore Telecommunications Ltd.	17,300	30,623

		2,015,697

Spain — 4.3%
Acciona SA	869	110,671
ACS Actividades de Construccion y Servicios SA	3,742	134,524
Aena SME SA(b)	120	18,057
Amadeus IT Group SA	20,344	1,228,832
Banco Bilbao Vizcaya Argentaria SA	282,834	2,288,955
Banco de Sabadell SA	36,106	41,770
Banco Santander SA	776,475	2,956,870
Bankinter SA	59,491	378,481
CaixaBank SA	448,387	1,786,370
Grifols SA , Class A(a)	1,602	20,749
Industria de Diseno Textil SA	12,562	467,458
Repsol SA	31,646	520,545
Telefonica SA	266,151	1,087,318

		11,040,600

Sweden — 1.5%
Assa Abloy AB, Class B	55,731	1,210,955
Electrolux AB, Class B(a)	72,423	746,323
Elekta AB, B Shares(c)	50,108	340,299
Industrivarden AB, C Shares(c)	5,085	133,995
Investor AB, B Shares	4,800	91,894
Saab AB, Class B	13,362	680,066
SKF AB, B Shares	3,345	55,532
Swedish Orphan Biovitrum AB(a)	7,088	144,827
Trelleborg AB, B Shares, B Shares	13,604	338,003
Volvo Car AB, Class B(a)	13,808	55,851

		3,797,745

Switzerland — 10.9%
ABB Ltd., Registered Shares	90,927	3,245,474
Chocoladefabriken Lindt & Spruengli AG	11	122,238
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	547,479

Security	Shares	Value

Switzerland (continued)
Cie Financiere Richemont SA, Class A, Registered Shares	11,078	$1,349,115
Dufry AG, Registered Shares(a)	9,654	366,523
Flughafen Zurich AG, Registered Shares	257	48,932
Holcim AG, Registered Shares	11,048	707,170
Kuehne and Nagel International AG, Registered Shares	2,170	616,563
Logitech International SA, Registered Shares	32,177	2,213,726
Nestle SA, Registered Shares	65,279	7,389,321
Novartis AG, Registered Shares	58,121	5,935,818
Roche Holding AG	16,037	4,398,966
Temenos AG, Registered Shares	8,490	593,793

		27,535,118

United Kingdom — 13.0%
AstraZeneca PLC	18,917	2,551,608
Auto Trader Group PLC(b)	83,056	624,080
BAE Systems PLC	233,331	2,835,401
Barclays PLC	255,892	493,214
BP PLC	558,122	3,597,618
British American Tobacco PLC	107,287	3,368,670
Bunzl PLC	2,339	83,301
CNH Industrial NV	57,202	694,412
Compass Group PLC	16,779	408,427
ConvaTec Group PLC(b)	97,767	259,089
Dunelm Group PLC	3	38
easyJet PLC(a)	18,637	96,602
GSK PLC	89,982	1,628,116
Halma PLC	543	12,794
HSBC Holdings PLC	136,296	1,066,568
IG Group Holdings PLC	13,793	107,980
IMI PLC	15,797	300,608
London Stock Exchange Group PLC	12,942	1,297,123
Man Group PLC	5,609	15,245
Reckitt Benckiser Group PLC	6,721	473,970
RELX PLC	5,756	194,207
Rightmove PLC	47,471	323,956
Shell PLC	128,759	4,080,916
Smiths Group PLC	117,862	2,320,463
Spectris PLC	19,361	800,414
Standard Chartered PLC	104,898	964,802
Tesco PLC	268,763	864,471
Unilever PLC	25,283	1,250,669
United Utilities Group PLC	793	9,163
Vodafone Group PLC	2,199,571	2,061,876
Weir Group PLC	3,018	69,731

		32,855,532

Total Common Stocks — 97.1% (Cost: $223,242,298)		246,067,061

Preferred Securities

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	2,421	225,348

3

Schedule of Investments (unaudited) (continued) September 30, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Schaeffler AG, Preference Shares	11	$63
Volkswagen AG, Preference Shares	8,655	994,454

		1,219,865

Total Preferred Securities — 0.5% (Cost: $1,404,165)		1,219,865

Total Long-Term Investments — 97.6% (Cost: $224,646,463)		247,286,926

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	5,113,389	5,114,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	5,350,451	5,350,451

Total Short-Term Securities — 4.1% (Cost: $10,463,943)		10,465,374

Total Investments — 101.7% (Cost: $235,110,406)		257,752,300

Liabilities in Excess of Other Assets — (1.7)%		(4,216,162)

Net Assets — 100.0%		$253,536,138

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Master Portfolio.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,320,732	$—		$(203,291	)(a)	$(1,646)	$(872)	$5,114,923	5,113,389	$28,454	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,082,227	268,224	(a)	—		—	—	5,350,451	5,350,451	202,195		—

						$(1,646)	$(872)	$10,465,374		$230,649		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	55	12/15/23	$5,614	$(175,797)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$15,123,848	$—	$15,123,848
Austria	—	589,387	—	589,387
Belgium	—	2,194,237	—	2,194,237
China	—	11,398	—	11,398
Denmark	—	7,886,660	—	7,886,660
Finland	—	22,798	—	22,798
France	—	24,495,895	—	24,495,895
Germany	—	23,935,057	—	23,935,057
Hong Kong	—	6,023,752	—	6,023,752
Ireland	—	1,611,338	—	1,611,338
Israel	—	704,506	—	704,506
Italy	17	7,958,414	—	7,958,431
Japan	—	60,744,915	—	60,744,915
Luxembourg	—	2,757,726	—	2,757,726
Macau	—	21,895	—	21,895
Netherlands	—	9,375,302	—	9,375,302
New Zealand	—	504,719	—	504,719
Norway	—	4,846,981	—	4,846,981
Portugal	—	13,524	—	13,524
Singapore	—	2,015,697	—	2,015,697
Spain	—	11,040,600	—	11,040,600
Sweden	—	3,797,745	—	3,797,745
Switzerland	—	27,535,118	—	27,535,118
United Kingdom	38	32,855,494	—	32,855,532
Preferred Securities
Preferred Stocks	—	1,219,865	—	1,219,865
Short-Term Securities
Money Market Funds	10,465,374	—	—	10,465,374

	$10,465,429	$247,286,871	$—	$257,752,300

5

Schedule of Investments (unaudited) (continued) September 30, 2023	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(175,797)	$—	$—	$(175,797)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6